Leases	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Leases
NOTE 7 —LEASES
The Company is a party to two office leases which expire on December 31, 2028. As of December 31, 2022, the weighted average remaining term is 6 years. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases (leases with initial terms of twelve months or less, which are deemed immaterial) on its balance sheets.
When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at the later of lease inception or January 1, 2020 (the date of adoption). The weighted average incremental borrowing rate applied was 8%.
The following table presents net lease cost and other supplemental lease information:

	Years Ended
	December 31, 2022	December 31, 2021
Lease cost
Operating lease cost (cost resulting from lease payments)	$201,400	$204,499
Short term lease cost	—	31,500

Net lease cost	201,400	235,999

Operating lease – operating cash flows (fixed payments)	$200,980	$197,565

As of December 31, 2022, the estimated future minimum lease payments, excluding non-lease
components, are as follows:

Operating Leases
Fiscal Year
2023	$204,930
2024	204,930
2025	204,930
2026	204,930
2027	204,930
Thereafter	204,930

Total future minimum annual lease payments	1,229,580
Less: Imputed interest	(272,350)

Present value of lease liabilities	$957,230